Share-Based Compensation	12 Months Ended
Dec. 31, 2021
Notes to Consolidated Financial Statements [Abstract]
Share-Based Compensation	NOTE 5 SHARE-BASED COMPENSATION We have share-based compensation plans for eligible employees and directors as part of their remuneration package, including Stock Options, Performance Share Units (“PSUs”), Restricted Share Units (“RSUs”) and Deferred Share Units (“DSUs”). Plans Eligibility Granted Vesting Period Maximum Term Settlement Stock Options Officers and eligible employees Annually 25 percent per year over four years 10 years Shares 1 PSUs Officers and eligible employees Annually On third anniversary of grant date based on total shareholder return over a three-year performance cycle, compared to average total shareholder return of a peer group of companies over the same period Not applicable Cash RSUs Eligible employees Annually On third anniversary of grant date and not subject to performance conditions Not applicable Cash DSUs Non-executive directors At the discretion of the Board of Directors Fully vest upon grant Not applicable Cash 2 Stock Appreciation Rights ("SARs") / Tandem Stock Appreciation Rights ("TSARs") 3 Awards no longer granted; legacy awards only Awards no longer granted; legacy awards only 25 percent per year over four years 10 years Cash 1 Stock options may also be settled by cash settlement or, if approved by the Company, by a broker-assisted "cashless exercise" arrangement or a “net exercise” arrangement. 2 Directors can redeem their DSUs for cash only when they leave the Board of Directors for an amount equal to the market value of the common shares at the time of redemption or as mandated by the Nutrien DSU Plan. 3 Holders of TSARs have the ability to choose between (a) receiving in cash the price of our shares on the date of exercise in excess of the exercise price of the right or (b) receiving common shares by paying the exercise price of the right. Our past experience and future expectation is that substantially all TSAR holders will elect to choose the first option. The weighted average fair value of stock options granted was estimated as of the date of the grant using the Black-Scholes-Merton option-pricing model. The weighted average grant date fair value of stock options per unit granted in 2021 was $ 11.77 (2020 – $ 7.18 ). The weighted average assumptions by year of grant that impacted current year results are as follows: Year of Grant Assumptions Based On 2021 2020 Exercise price per option Quoted market closing price of common shares on the last trading day immediately preceding the date of the grant 56.64 42.23 Expected annual dividend yield (%) Annualized dividend rate as of the date of the grant 3.22 4.36 Expected volatility (%) Historical volatility of Nutrien's shares over a period commensurate with the expected life of the grant 29 29 Risk-free interest rate (%) Zero-coupon government issues implied yield available on equivalent remaining term at the time of the grant 1.11 1.51 Average expected life of options (years) Historical experience 8.5 8.5 Number of Shares Subject to Option Weighted Average Exercise Price 2021 2020 2021 2020 Outstanding – beginning of year 10,997,892 9,191,480 53.59 56.88 Granted 1,518,490 2,293,802 56.62 42.23 Exercised (4,336,682) (123,403) 45.24 42.24 Forfeited or cancelled (375,005) (34,506) 50.34 57.45 Expired (1,059,975) (329,481) 85.66 75.92 Outstanding – end of year 6,744,720 10,997,892 54.87 53.59 The aggregate grant date fair value of all stock options granted in 2021 was $ 18 . The average share price in 2021 was $ 61.26 per share. The following table summarizes information about our stock options outstanding as at December 31, 2021, with expiry dates ranging from May 2022 to February 2031: Options Outstanding Options Exercisable Weighted Weighted Weighted Average Average Average Remaining Exercise Exercise Range of Exercise Prices Number Life in Years Price Number Price $37.84 to $41.77 564,087 4 39.01 564,087 39.01 $41.78 to $43.36 1,559,353 7 42.23 142,206 42.23 $43.37 to $50.22 1,049,233 5 45.40 820,061 45.65 $50.23 to $55.08 1,178,225 5 53.11 671,391 52.78 $55.09 to $67.05 1,295,328 8 55.62 ‐ 1 ‐ $67.06 to $109.45 1,098,494 2 89.85 1,098,494 89.85 6,744,720 5 54.87 3,296,239 60.55 1 Options granted in this range of exercise prices have not yet met the vesting period. Units Granted Units Outstanding Compensation Expense in 2021 as at December 31, 2021 2021 2020 Stock Options 1,518,490 6,744,720 14 14 PSUs 757,212 2,174,490 104 31 RSUs 537,867 1,447,292 47 22 DSUs 27,478 373,779 12 2 SARs/TSARs ‐ 504,217 21 ‐ 198 69